Stock-Based Compensation (Fair Value Assumption Of Stock Acquisition Rights) (Detail) (MUFG, BTMU, MUTB, MUSHD And MUMSS [Member])	6 Months Ended
	Sep. 30, 2012 Y	Sep. 30, 2011 Y
MUFG, BTMU, MUTB, MUSHD And MUMSS [Member]
Stock-Based Compensation [Line Items]
Risk-free interest rate	0.11%	0.29%
Expected volatility	40.48%	44.96%
Expected term (in years)	4	4
Expected dividend yield	3.18%	3.13%